Fair Value of Financial Instruments and Risk Management - Risk Management - Additional Information (Details) $ in Billions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Nov. 22, 2022 USD ($)	Jun. 30, 2022 CAD ($)	Dec. 31, 2020 CAD ($)
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Unrealized (loss) gain on cash flow hedges, net of tax	$ 12,000,000	$ (4,000,000)
Unrealized (loss) gain on cash flow hedges, before tax	17,000,000	(5,000,000)
Amount reclassified, pre-tax gain (loss)	3,000,000	(12,000,000)
Amount reclassified, after tax gain (loss)	2,000,000	(8,000,000)
Accumulated other comprehensive income (loss) related to cash flow hedges	11,372,000,000	10,956,000,000			$ 10,606,000,000
Reclassified within next twelve months	$ (4,000,000)
Maximum term of hedges (in years)	3 months
Provision for bad debts	$ 63,000,000	$ 56,000,000			$ 46,000,000
Universal Base Shelf Prospectus [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Debt instrument maximum borrowing capacity	2,000,000,000
Medium Term Note Program [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Debt instrument maximum borrowing capacity				$ 4,000,000,000
Debt instrument unused borrowing capacity	$ 3,250,000,000
Minimum [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Account receivable, period (in days)	60 days	60 days
Aged More Than 60 Days [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Account receivable, percentage	4.00%	5.00%
Hydro One Holdings Limited [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Maximum public offering amount			$ 3.0
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Accumulated other comprehensive income (loss) related to cash flow hedges	$ 4,000,000	$ (6,000,000)